Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions		Apr. 30, 2022	Oct. 31, 2021
Financial assets
Interest-bearing deposits with banks		$ 68,829	$ 79,638
Securities
Trading		143,766	139,240
Investment, net of applicable allowance		154,549	145,484
Securities		298,315	284,724
Assets purchased under reverse repurchase agreements and securities borrowed		316,698	307,903
Loans, net of applicable allowance
Loans, net		774,464	717,575
Other
Derivatives		156,204	95,541
Deposits
Personal		382,881	362,488
Business and government		724,978	696,353
Bank		43,738	41,990
Deposits		1,151,597	1,100,831
Other
Obligations related to securities sold short		39,464	37,841
Obligations related to assets sold under repurchase agreements and securities loaned		279,338	262,201
Derivatives		151,541	91,439
Subordinated debentures		10,276	9,593
Financial assets classified as FVTPL [member]
Securities
Trading		133,183	125,801
Securities		133,183	125,801
Assets purchased under reverse repurchase agreements and securities borrowed		271,184	265,011
Loans, net of applicable allowance
Retail		54
Wholesale		8,342	8,428
Loans, net		8,396	8,428
Other
Derivatives		156,204	95,541
Other assets	[1]	4,041	4,109
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks		57,963	56,896
Securities
Trading		10,583	13,439
Securities		10,583	13,439
Loans, net of applicable allowance
Retail		244	241
Wholesale		3,074	2,769
Loans, net		3,318	3,010
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance		80,208	77,802
Securities		80,208	77,802
Loans, net of applicable allowance
Retail		189	327
Wholesale		529	813
Loans, net		718	1,140
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance		573	533
Securities		573	533
Financial liabilities classified as FVTPL [member]
Deposits
Personal		309	321
Business and government	[2]	591	739
Deposits		900	1,060
Other
Obligations related to securities sold short		39,464	37,841
Derivatives		151,541	91,439
Other liabilities	[3]	294	654
Financial liabilities designated as FVTPL [member]
Deposits
Personal		18,267	18,328
Business and government	[2]	143,147	131,630
Bank		10,647	17,251
Deposits		172,061	167,209
Other
Obligations related to assets sold under repurchase agreements and securities loaned		252,308	236,147
Other liabilities	[3]	82	171
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks		10,866	22,742
Securities
Investment, net of applicable allowance		69,784	66,823
Securities		69,784	66,823
Assets purchased under reverse repurchase agreements and securities borrowed		45,514	42,892
Loans, net of applicable allowance
Retail		509,443	502,277
Wholesale		234,812	204,683
Loans, net		744,255	706,960
Other
Other assets	[1]	66,309	58,483
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal		363,185	344,040
Business and government	[2]	580,134	565,106
Bank		33,080	24,743
Deposits		976,399	933,889
Other
Obligations related to assets sold under repurchase agreements and securities loaned		27,030	26,054
Other liabilities	[3]	75,224	64,749
Subordinated debentures		10,119	9,601
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks		68,829	79,638
Securities
Trading		143,766	139,240
Investment, net of applicable allowance		154,549	145,484
Securities		298,315	284,724
Assets purchased under reverse repurchase agreements and securities borrowed		316,698	307,903
Loans, net of applicable allowance
Retail		523,049	501,189
Wholesale		251,415	216,386
Loans, net		774,464	717,575
Other
Derivatives		156,204	95,541
Other assets	[1]	70,350	62,592
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks		10,866	22,742
Securities
Investment, net of applicable allowance		73,768	67,149
Securities		73,768	67,149
Assets purchased under reverse repurchase agreements and securities borrowed		45,514	42,892
Loans, net of applicable allowance
Retail		522,562	500,621
Wholesale		239,470	204,376
Loans, net		762,032	704,997
Other
Other assets	[1]	66,309	58,483
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks		68,829	79,638
Securities
Trading		143,766	139,240
Investment, net of applicable allowance		150,565	145,158
Securities		294,331	284,398
Assets purchased under reverse repurchase agreements and securities borrowed		316,698	307,903
Loans, net of applicable allowance
Retail		509,930	502,845
Wholesale		246,757	216,693
Loans, net		756,687	719,538
Other
Derivatives		156,204	95,541
Other assets	[1]	70,350	62,592
Financial liabilities at carrying amount [member]
Deposits
Personal		382,881	362,488
Business and government	[2]	724,978	696,353
Bank		43,738	41,990
Deposits		1,151,597	1,100,831
Other
Obligations related to securities sold short		39,464	37,841
Obligations related to assets sold under repurchase agreements and securities loaned		279,338	262,201
Derivatives		151,541	91,439
Other liabilities	[3]	75,691	65,571
Subordinated debentures		10,276	9,593
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal		364,305	343,839
Business and government	[2]	581,240	563,984
Bank		33,091	24,739
Deposits		978,636	932,562
Other
Obligations related to assets sold under repurchase agreements and securities loaned		27,030	26,054
Other liabilities	[3]	75,315	64,746
Subordinated debentures		10,276	9,593
Financial liabilities at fair value [member]
Deposits
Personal		381,761	362,689
Business and government	[2]	723,872	697,475
Bank		43,727	41,994
Deposits		1,149,360	1,102,158
Other
Obligations related to securities sold short		39,464	37,841
Obligations related to assets sold under repurchase agreements and securities loaned		279,338	262,201
Derivatives		151,541	91,439
Other liabilities	[3]	75,600	65,574
Subordinated debentures		$ 10,119	$ 9,601

[1]	Bank deposits refer to deposits from regulated banks and central banks.
[2]	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
[3]	Includes Acceptances and financial instruments recognized in Other liabilities.